Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Committee does not grant or otherwise authorize equity compensation in anticipation of the release of material nonpublic information. Similarly, we do not time the release of material nonpublic information based on equity award grant dates. Pursuant to the Board’s policy and procedures for granting equity-based awards, we make grants and awards of our common stock after each fiscal year described above only after (1) a public announcement of our earnings release for that fiscal year and (2) enough time has elapsed for the market to respond to that public announcement.

Award Timing Method	Pursuant to the Board’s policy and procedures for granting equity-based awards, we make grants and awards of our common stock after each fiscal year described above only after (1) a public announcement of our earnings release for that fiscal year and (2) enough time has elapsed for the market to respond to that public announcement.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee does not grant or otherwise authorize equity compensation in anticipation of the release of material nonpublic information. Similarly, we do not time the release of material nonpublic information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false